Annual Total Returns - FidelityActiveEquityETFs-ComboPRO - FidelityActiveEquityETFs-ComboPRO - Fidelity Real Estate Investment ETF	Nov. 29, 2023
Bar Chart Table:
Annual Return, Inception Date	Feb. 02, 2021
Fidelity Real Estate Investment ETF
Bar Chart Table:
Annual Return 2022	(24.83%)